Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 04, 2019	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares issued		4,025,000
Issuance of shares		525,000
Amount of shares		$ 64,320	$ 64,320	$ 16,026
Per share price		$ 17.00
Unrecognized share-based compensation expense			73
Share based compensation expense			4,235	2,892	$ 1,681
Aggregate intrinsic Value, Outstanding			1,628	2,343	1,886
Aggregate intrinsic Value, Outstanding, Vested and expected to vest			$ 1,161	1,746	855
Dividend	$ 6,600			6,551	5,063
Dividend paid per share	$ 0.17
Percentage of outstanding shares grant			3.50%
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant			1,514,554
Unrecognized share-based compensation expense			$ 10,248
Share based compensation expense			4,115
Aggregate intrinsic Value, Outstanding			$ 21	$ 10	$ 6
Weighted average grant- date fair value, Vested			$ 11.83	$ 8.61	$ 8.04
Weighted average exercise price			$ 0.00
Percentage of outstanding shares grant			3.50%
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense			$ 120	$ 269	$ 402